Accounts receivables, net - Doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts receivable
Balance at the beginning of year	$ 1,478	$ 1,693	$ 1,733
Additions for the year	92	910	99
Recoveries		(40)
Accounts receivable written off	(15)	(1,134)	(99)
Exchange differences	(48)	49	(40)
Balance at the end of year	$ 1,507	$ 1,478	$ 1,693